Equity	12 Months Ended
Dec. 31, 2020
Equity [abstract]
EQUITY	EQUITY
23.1     Equity

	Quantity
Description	Company's capital	Common shares	Preferred shares

At December 31, 2020	2,246,367	928,965,058	331,644,724
At December 31, 2019	2,243,215	928,965,058	329,568,166
As established in the Company's articles of incorporation, each common share is entitled to 1 (one) vote. Preferred shares of any class do not entitle to voting rights, however they do provide their holders:
•capital repayment priority;
•the right to be included in a public offer for the purchase of shares, due to the transfer of control of the Company, under the same conditions and for a price per share equivalent to 75 times the price per share paid to the controlling shareholder;
•the right to receive amounts equivalent to 75 times the price per common share after the division of the remaining assets among the shareholders; and
•the right to receive dividends equal to 75 times the amount paid to each common share.
The Company’s shareholding structure is presented below:

	December 31, 2020			December 31, 2019
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	1.2%	3.5%	67.0%	3.5%	5.8%
Acionistas Trip (a)	33.0%	5.5%	6.5%	33.0%	5.5%	6.5%
United Airlines Inc	—	8.1%	7.8%	—	8.2%	7.9%
Other	—	85.1%	82.1%	—	82.7%	79.7%
Treasury	—	0.1%	0.1%	—	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.
The Company is authorized by resolution of the Board of Directors to increase the issued capital regardless of statutory reform with the issue of up to 104,949,010 new preferred shares. The Board of Directors will set the conditions for the issue, including price and payment term.
23.2     Treasury shares
Changes in of treasury shares:

Description	Number of shares	R$

December 31, 2018	332,980	10,550
Acquisition	301,008	12,853
Cancellation	(189,743)	(7,838)
December 31, 2019	444,245	15,565
Cancellation	(178,784)	(2,383)
December 31, 2020	265,461	13,182